Shareholders' Equity - Additional Information (Details) - ₩ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par or stated value per share	₩ 10,000	₩ 10,000